Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 8:- SHAREHOLDERS’ EQUITY

a.	Share capital:

Ordinary shares rights

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

Issuance of Ordinary shares

In April 2025, the Company entered into a share purchase agreement with Oramed for the sale by the Company of 14,110,121 of its Ordinary shares, no par value per share, in a registered direct offering, at a purchase price of $2.612 per share. The Company received net proceeds of approximately $36,756, after deducting transaction costs payable by the Company in the amount of $100.

In December 2025, the Company entered into a share purchase agreement with certain investors, pursuant to which the Company issued and sold 2,255,156 Ordinary shares at a price of $3.88 per share, which was the closing share price immediately preceding the agreement, resulting in net proceeds of $8,740. Transaction costs were immaterial.

In January 2026, the Company entered into a share purchase agreement pursuant to which it issued and sold 1,443,002 Ordinary shares for aggregate gross proceeds of $10,000, reflecting a price of $6.93 per share, which was the closing share price immediately preceding the agreement. Transaction costs were immaterial.

On June 2, 2026, concurrent with the execution of the Tolmar Agreements, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Tolmar for the sale by the Company of 1,668,057 of its ordinary shares, no par value per share (the “Ordinary Shares”), in a private placement (the “Private Placement”), at a purchase price of $11.99 per Ordinary Share, a 25% premium to the 30-trading day volume-weighted average price (“VWAP”) of the Company’s Ordinary Shares ending the trading day prior to the entry into the Purchase Agreement. The Purchase Agreement also contains provisions for Tolmar, upon exercise of the option in the Tolmar Agreements to expand into bladder cancer, to purchase an amount of Ordinary Shares equivalent to $5,000 at a price per Ordinary

Share equal to a 25% premium to the then-prevailing 30-trading day VWAP. The Company received gross proceeds of $20,000 from the Private Placement, and transaction costs were immaterial.

b.	Share option plans:

The Company has authorized through its 2021 Share Incentive Plan (the “Plan”), an available pool of ordinary shares of the Company from which to grant options, RSUs or other equity compensation to officers, directors, advisors, management and other key employees of up to 27,315,022 Ordinary shares as of June 30, 2026. The equity compensation granted generally has a four-year vesting period and expires ten years after the date of grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant.

As of June 30, 2026, 13,069,670 of the Company’s Ordinary shares are available for future grants.

A summary of the status of options under the Plan as of June 30, 2026 and changes during the relevant period ended on that date is presented below:

	Six months ended June 30, 2026 (unaudited)
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at beginning of period	16,746,951	$4.41	$22,630	6.46
Granted	1,471,035	$6.65
Exercised	(902,512)	$3.20
Forfeited	(411,739)	$4.51

Outstanding at end of period	16,903,735	$4.67	$133,756	6.53

Exercisable options	12,943,952	$4.81	$100,547	5.88

A summary of the status of RSUs under the Plan as of June 30, 2026 and changes during the relevant period ended on that date is presented below:

	Number of RSUs	Weighted- average grant date fair value per share
Unvested at December 31, 2025	747,506	$3.16
Granted	419,953	$5.29
Vested	(309,565)	$4.41
Forfeited	(47,729)	$3.05

Unvested at June 30, 2026	810,165	$3.79

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2025 and 2026, was comprised as follows:

	Six months ended June 30,
	2025	2026
	Unaudited
Research and development	$3,194	$4,304
Marketing expenses	427	65
General and administrative	1,710	2,331

Total share-based compensation expense	$5,331	$6,700

As of June 30, 2026, there were unrecognized compensation costs of $13,949, which are expected to be recognized over a weighted average period of approximately 2.5 years.

Stock-based compensation to non-employees

In June 2025, as consideration for the services under the Agreement detailed in note 7i, the Company issued to Oramed a warrant to purchase 2,390,000 Ordinary shares of the Company at an exercise price of $3.90 as well as a warrant to purchase 847,000 Ordinary shares of the Company at an exercise price of $3.474. The warrants are exercisable immediately and will expire on October 24, 2027.

The total compensation cost related to the warrants amounts to $2,780 and is recognized over the contractual term of the warrants. For the period ended June 30, 2025 and 2026, the Company recognized compensation expense of $42 and $481, respectively.

In June 2025, the Company entered into an agreement with a contractor involved in the construction of its Hudson, NH facility. As a partial consideration for its services, the Company issued to the contractor 226,202 of its Ordinary shares, no par value per share. The Company recognized an increase to additional paid-in capital of $675 in exchange for the services provided.